Shareholders’ Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9 - SHAREHOLDERS’ EQUITY

A.	Ordinary shares:

(1)	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in the distribution of the surplus assets of the Company in an event of liquidation.

(2)	Public and private placements:

On August 5, 2020, the Company raised $6,067 (gross) through a public offering of 5,175,000 ordinary shares at $1.168 per share. After deducting closing costs and fees, the Company received proceeds of approximately $5,847.

On January 27, 2021, the Company entered, subject to the approval of the general meeting of shareholders, into a series of share purchase agreement with its controlling shareholder, Epoch Partner Investments Limited, for a total of $7,500, Alpha Capital Anstalt, for a total of $4,000, Clover Wolf Capital Limited Partnership for a total of $3,100 and Clover Alpha L.P for a total of $400.

According to the agreements, the investors will invest in two tranches a total of $15,000, and in return the Company will issue to the investors a total of 11,485,697 ordinary shares at a share price of $1.304, reflecting a 20% discount on the average closing price of the Company’s share in the seven trading days preceding the date of the transaction’s approval by the Board. The first tranche of $9,000 (60% of the total investment) was received following the approval of the Company’s shareholders at a general meeting of the shareholders, on March 7, 2021 (“the first Closing Date”), and the Company issued 6,891,418 shares.

The second tranche of $6,000 was due following the approval of the listing of the Company’s securities on Nasdaq (the “Second Closing Milestone” and such date, “the Second Closing Date”). In May 2021, the Company and the investors agreed to execute the second tranche prior to the achievement of the Second Closing Milestone, and the second tranche of $6,000 was received on May 9, 2021. Accordingly, the Company issued to the investors 4,594,279 shares.

On December 13, 2021, the Company raised $16,994 (gross) through a public offering of 3,892,152 ordinary shares inclusive of 578,325 shares offered pursuant to the underwriters’ over-allotment option, at a price to the public of $3.45 per share, gross, and to certain investors in lieu of ordinary shares, pre-funded warrants to purchase up to an aggregate of 1,034,000 ordinary shares at a price of $3.449 per pre-funded warrant. The exercise price for each such pre-funded warrant to ordinary share is $0.001. After deducting closing costs underwriting discounts and fees, the Company received proceeds of approximately $15,966.

The pre-funded warrants were classified as a component of permanent equity because they met the permanent equity criteria classification. The pre-funded warrants are freestanding financial instruments that are legally detachable and separately exercisable from the ordinary shares with which they were issued, are immediately exercisable and grant the holders the right to receive a fixed number of ordinary shares upon exercise. The pre-funded warrants do not embody an obligation for the Company to repurchase its shares and do not provide any guarantee of value or return.

On June 3, 2022, 1,034,000 pre-funded warrants issued as part of our public offering that closed on December 8, 2021, were exercised into 1,034,000 ordinary shares at an exercise price of $0.001 per share.

On July 18, 2022, the Company issued 21,000 restricted ordinary shares to a consultant of the Company. The shares shall be restricted from any offer, sale, contract for sale, encumbrance, grant of any options for the sale of or otherwise disposed of for a period of 12 months from July 1, 2022.

On December 23, 2022, the Company raised $14,500 (gross) through a public offering of 8,787,880 ordinary shares, at a price to the public of $1.65 per share, gross, in lieu of ordinary shares.

After deducting closing costs underwriting discounts and fees, the Company received proceeds of approximately $13,569.

(3)	On September 13, 2020, the Company’s general meeting of shareholders approved an increase of the Company’s authorized share capital to 2,500,000,000 shares and canceled the shares par value.

(4)	On August 8, 2021, the Company completed a reverse stock split of its ordinary shares. As a result of the reverse stock split, the following changes occurred (i) every eight shares were combined into one share; (ii) the number of shares underlying each option were proportionately decreased on an 8-for-1 basis, and the exercise price of each such outstanding share option were proportionately increased on a 8-for-1 basis. Accordingly, all option numbers, share numbers, share prices, exercise prices and losses per share were adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 8-for-1 reverse stock split.

B.	Shares and options for employees:

(1)	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Exercise price	$1.78 - $3.61	$1.69 - $8.75	$1.56 - $1.77
Expected volatility	91.0% - 91.6%	89.8% - 96.1%	88.77% - 90.84%
Risk-free interest	0.92% - 2.43%	0.67% - 1.02%	0.4% - 0.46%
Expected life of up to (years)	5.56 – 6.25	6.22	6.2

(2)	The following table summarizes the changes in options granted to employees, officers and members of the Company’s Board of Directors (“the Board”) for the years ended December 31, 2022, 2021 and 2020.:

	Number of Share Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance as of January 1, 2020	1,272,615	$1.52
Granted	370,351	$1.60
Expired	(35,788)	$1.60
Forfeited	137,667)	$1.68
Exercised	(13,750)	$0.88
Balance as of December 31, 2020	1,455,761	$1.68	7.69
Granted	108,929	$2.02
Expired	(13,875)	$2.94
Forfeited	(24,635)	$1.85
Exercised	(189,700)	$2.06
Balance as of December 31, 2021	1,336,480	$1.64	7.03
Granted	1,806,316	$3.3
Expired	(3,380)	$3.43
Forfeited	(63,262)	$2.04
Exercised	(219)	$1.64
Balance as of December 31, 2022	3,075,935	$2.55	7.8
Exercisable at the end of year	1,059,573	$1.48	5.7

As of December 31, 2022, a total of 583,281 outstanding and exercisable options are “in the money” with aggregate intrinsic value of $316.

The weighted average fair value of options granted during the year ended December 31, 2022, was $1.82 per share.

(3)	Options granted during 2022, 2021 and 2020:

(a)	On June 4, 2020, the Company granted 142,594 options to purchase an aggregate of 142,594 ordinary shares to 27 employees of the Company at an exercise price of $1.68 per share. The options will vest in four equal installments over a period of four years from the date of grant. The options are exercisable for 10 years from the date of grant.

(b)	On August 30, 2020, the Company granted 170,258 options to purchase an aggregate of 170,258 ordinary shares to six officers of the Company, as follows: 27,333 options for the Company’s CEO, and 142,925 options for five officers of the Company, at an exercise price of $1.52 per share. The CEO’s options will vest in 16 equal quarterly installments over a period of four years from the date of grant. The officer’s options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from August 30, 2021. The options are exercisable for 10 years from the date of grant.

(c)	On October 28, 2020, the Company granted 57,500 options to purchase an aggregate of 57,500 ordinary shares to 2 officers of the Company, as follows: 32,500 options for the Company’s CEO, and 25,000 options for the Chairman of the Board of Directors, at an exercise price of $1.60 per share. The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from October 28, 2021. The options are exercisable for 10 years from the date of grant.

(d)	In January 2021, the Company granted 100,000 options to purchase an aggregate of 100,000 ordinary shares to a member of the Company’s Board of directors, at an exercise price of $1.60 per share. The options will vest as follows:

a.	25,000 options - a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from December 13, 2020.

b.	75,000 options- based on target achievement:

i.	37,500 options will vest and become exercisable, on the date of receipt by the company of two regulatory approvals in China from the NMPA (National Medical Products Administration) for the marketing and sale of ProSense product and for the sale of probes of the company, and no later than December 31, 2022. On December 31, 2022, the 37,500 options were forfeited since the two regulatory approvals were not received.

ii.	37,500 options will vest and become exercisable, with the sale of Consoles and Probes as determined in the options agreement in one calendar year in China, and no later than the end of 2024.

The options are exercisable for 10 years from the date of grant.

(e)	On April 28, 2021, the Company granted 8,929 options to purchase an aggregate of 8,929 ordinary shares to five officers of the Company, as follows: 4,319 options for the Company’s CEO, and 4,610 options for four officers, at an exercise price of $5.76 per share. The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from April 28, 2022. The options are exercisable for 10 years from the date of grant.

(f)	On January 12, 2022, the Company granted 1,720,660 options to purchase an aggregate of 1,720,660 ordinary shares to 59 optionees of the Company, as follows: 333,992 options to the Company’s CEO, the Chairman of the Board and a member of the board, 443,674 options to five officers of the Company and 942,994 options to 51 employees of the Company, at an exercise price of $3.61 per share. The options granted to the CEO, chairman of the board, board member and the officers will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from January 12, 2022. The options granted to the 51 employees will vest in four equal installments over a period of four years from the date of grant. The options are exercisable for 10 years from the date of grant.

On March 23, 2022, the Company granted 30,434 options to purchase an aggregate of 30,434 ordinary shares to five officers of the Company, as follows: 13,720 options for the Company’s CEO, and 16,714 options for four officers, at an exercise price of $2.73 per share. The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from March 23, 2022. The options are exercisable for 10 years from the date of grant.

(g)	On July 4, 2022, the Company granted to a consultant of the company 55,222 options to purchase an aggregate of 55,222 ordinary shares, at an exercise price of $1.78 per share. The options will vest as follows: 8 equal quarterly installments over a period of two years from October 4, 2022. The options are exercisable for 10 years from the date of grant.

(4)	The total share-based compensation the Company recognized for share-based payments is as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
Cost of revenues	137	15	16
Sales and marketing	208	15	26
Research and development	785	109	67
General and administrative	735	177	120
	1,865	316	229

As of December 31, 2022, the total unrecognized share-based compensation cost, related to non-vested share options grant arrangements under the plan was $1,783. This cost is expected to be recognized over the remaining vesting period of 3.2 years, until the end of March 31, 2026.